Supplemental Cash Flow Information	12 Months Ended
Jun. 30, 2022
Statement of cash flows, additional disclosures [Abstract]
Supplemental Cash Flow Information	Supplemental Cash Flow Information
The changes in non-cash working capital are as follows:

	Year ended Jun 30,
	2022	2021
	$	$
Accounts receivable	18,764	7,371
Biological assets	(78,000)	(49,249)
Inventory	99,068	57,700
Prepaid and other current assets	2,675	2,277
Accounts payable and accrued liabilities	3,634	(28,294)
Income taxes payable	331	13
Deferred revenue	(319)	214
Provisions	2,213	(556)
Other current liabilities	1,584	10,921
Changes in operating assets and liabilities	49,950	397

Additional supplementary cash flow information is as follows:

	Year ended Jun 30,
	2022	2021
	$	$
Property, plant and equipment in accounts payable	910	1,721
Right-of-use asset additions	1,340	2,445
Capitalized borrowing costs	—	2,136
Amortization of prepaids	33,511	32,120
Interest paid	27,725	34,157
Interest received	379	2,198
Included in restricted cash as of June 30, 2022 is $3.4 million (June 30, 2021 - $4.4 million) attributed to collateral held for letters of credit and corporate credit cards, $15.0 million (June 30, 2021 - $15.0 million) for self- insurance, $0.2 million (June 30, 2021 - $0.0 million) attributed to international subsidiaries, and $32.4 million (June 30, 2021 - $0.0 million) of funds reserved for the Segregated Cell (Note 2(h)).